Goodwill (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill.	€ 43,391	€ 43,158	€ 44,155	€ 18,726
CGU: MAT Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill.	28,961	28,961	28,933
CGU: e-Prototypy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill.	799	787	730
CGU: ACTech
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill.	8,812	8,812	8,812
CGU: OrthoView
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill.	€ 4,819	€ 4,598	4,505
CGU: Materialise Motion
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill.			€ 1,175